PROVISIONS (Details textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for onerous contracts [Abstract]
Unused provision reversed, other provisions	$ 554,000
Discount rate in onerous contract provision	6.86%	7.61%